Borrowings - Disclosure of Borrowings (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	₽ 9,448	₽ 4,116
Current	7,125	3,950
Non-current	₽ 2,323	166
Convertible loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		3,594
Effective interest rate	0.00%
Currency	RUB
Maturity	0
Bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₽ 6,639	246
Effective interest rate	15.00%
Currency	RUB
Maturity	March 2021
Equipment financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₽ 2,809	267
Effective interest rate	9.80%
Currency	RUB
Maturity	2021-2030
Bank overdrafts [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		₽ 9
Effective interest rate	0.00%
Currency	RUB
Maturity	0